DEAN WITTER WORLD WIDE INVESTMENT TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                         YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997

DEAR SHAREHOLDER:

During the six-month period ended September 30, 1997, the U.S. equity market, as measured by the Standard & Poor's 500 Composite Stock Index, continued its remarkable performance, advancing 26.24 percent. After an initial sell-off in March, when the Federal Reserve Board increased the federal-funds rate by 25 basis points (0.25 percent), markets rebounded sharply as economic data showed noninflationary growth in the economy and little rationale for additional tightening moves.

Continental European economies continued to rebound. The Netherlands, Germany and France were buoyed by low interest rates, a recovery in exports, weaker domestic currencies and corporate restructuring initiatives. Positive sentiment for inclusion into the Economic and Monetary Union lifted equity markets in Spain and Italy.

The Japanese market continued to disappoint investors. Hopes of a pickup in Japanese economic recovery were dashed as an increase in the consumption tax and the reversal of an income tax rebate crimped consumption and aggregate economic activity. The equity market's performance continued to be skewed toward large export-oriented industries like autos and technology. These companies generally benefit from a weak yen and positive global demand trends. Domestic industries and banks suffered as economic reports revealed sluggishness in the economy.

Emerging markets enjoyed mixed performance over the period under review. Asian markets were buffeted by a crisis of confidence induced by Thailand's currency devaluation on July 1. Malaysia, the Philippines and Indonesia all suffered as investors penalized other countries in the region that had high current-account deficits. Meanwhile, the Latin American markets of Brazil, Argentina and Mexico all rallied, discounting a pickup in economic growth, lower inflation and positive capital flows.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997, CONTINUED

PERFORMANCE AND PORTFOLIO

On July 28, 1997, Dean Witter World Wide Investment Trust began offering four classes of shares -- A, B, C and D -- each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

During the six-month period under review, the Fund's Class B shares produced a total return of 11.34 percent, compared to a return of 17.54 percent for the Morgan Stanley Capital International World Index (MSCI World Index) and 18.06 percent for the Lipper Global Funds Index. The Fund's underperformance relative to its benchmark index is largely attributable to its smaller U.S. weighting (24 percent in U.S. issues for the Fund, compared to 47.2 percent for the MSCI World Index).

The Fund is broadly diversified across 34 markets. The Fund's target allocation is now 31 percent in the United States, 38 percent in Europe, 15 percent in Japan, 10 percent in emerging Asia and 6 percent in Latin America. During the period under review, the Fund reduced its exposure to Japan by 5 percent. Among the Fund's key holdings on September 30, 1997 were Citicorp (U.S., financial), Telebras (Brazil, telecommunications), AXA-UAP (France, insurance), BMW (Germany, automotive), Cheung Kong Ltd. (Hong Kong, conglomerate) and Sony Corp. (Japan, electronics).

LOOKING AHEAD

We believe that global equities continue to offer attractive investment opportunities. On a cautionary note, however, volatility has increased in many of the global markets as investors grapple with prospects for higher interest rates in the United States and Europe and possible spillover from the downdraft in Asia. Despite these concerns, the Fund still sees a constructive backdrop of economic growth with low inflation for global equities.

We appreciate your support of Dean Witter World Wide Investment Trust and look forward to serving your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER WORLD WIDE INVESTMENT TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on five separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

VOTE                                                                                                                 NO. OF SHARES
------------------------------------------------------------------------------------------------------------------  ----------------
For...............................................................................................................        12,826,113
Against...........................................................................................................           312,785
Abstain...........................................................................................................         1,309,350

(2) APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN DEAN WITTER INTERCAPITAL INC. AND MORGAN GRENFELL INVESTMENT SERVICES LIMITED:

VOTE                                                                                                                 NO. OF SHARES
------------------------------------------------------------------------------------------------------------------  ----------------
For...............................................................................................................        12,784,753
Against...........................................................................................................           347,323
Abstain...........................................................................................................         1,316,172

(3) ELECTION OF TRUSTEES:

Michael Bozic
For...............    13,548,306
Withheld..........       899,942
Charles A. Fiumefreddo
For...............    13,545,256
Withheld..........       902,992
Edwin J. Garn
For...............    13,552,171
Withheld..........       896,077
John R. Haire
For...............    13,544,511
Withheld..........       903,737
Wayne E. Hedien
For...............    13,549,467
Withheld..........       898,781
Dr. Manuel H. Johnson
For...............    13,553,439
Withheld..........       894,809
Michael E. Nugent
For...............    13,556,810
Withheld..........       891,438
Philip J. Purcell
For...............    13,560,248
Withheld..........       888,000
John L. Schroeder
For...............    13,549,885
Withheld..........       898,363

(4) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

VOTE                                                                                                                 NO. OF SHARES
------------------------------------------------------------------------------------------------------------------  ----------------
For...............................................................................................................        10,205,488
Against...........................................................................................................         2,744,540
Abstain...........................................................................................................         1,498,220

(5) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

VOTE                                                                                                                 NO. OF SHARES
------------------------------------------------------------------------------------------------------------------  ----------------
For...............................................................................................................        13,161,259
Against...........................................................................................................           177,051
Abstain...........................................................................................................         1,109,938

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                COMMON AND PREFERRED STOCKS, RIGHTS, AND BONDS (97.4%)
                ARGENTINA (0.7%)
                BANKS - COMMERCIAL
      14,900    Banco de Galicia y Buenos Aires S.A. de C.V. (ADR)..............................................  $    438,619
                                                                                                                  ------------
                ENERGY
     111,000    Perez Companc S.A. (Class B)....................................................................       891,517
      19,200    Yacimentos Petroliferos Fiscales S.A. (ADR).....................................................       708,000
                                                                                                                  ------------
                                                                                                                     1,599,517
                                                                                                                  ------------
                TELECOMMUNICATIONS
      22,400    Telecom Argentina Stet - France Telecom S.A. (Class B) (ADR)....................................       681,800
                                                                                                                  ------------

                TOTAL ARGENTINA.................................................................................     2,719,936
                                                                                                                  ------------

                AUSTRALIA (0.8%)
                BANKING
     140,000    Westpac Banking Corp., Ltd......................................................................       883,781
                                                                                                                  ------------
                ENERGY
      90,000    Woodside Petroleum Ltd..........................................................................       860,184
                                                                                                                  ------------
                FOODS & BEVERAGES
     561,000    Goodman Fielder Ltd.............................................................................       907,747
                                                                                                                  ------------
                METALS & MINING
     262,000    Pasminco Ltd....................................................................................       437,247
      74,857    Pasminco Ltd. (Rights due 11/28/97)*............................................................        15,752
                                                                                                                  ------------
                                                                                                                       452,999
                                                                                                                  ------------

                TOTAL AUSTRALIA.................................................................................     3,104,711
                                                                                                                  ------------

                AUSTRIA (0.1%)
                CONSUMER PRODUCTS
       2,665    Wolford AG......................................................................................       241,109
                                                                                                                  ------------

                BRAZIL (2.9%)
                BUILDING & CONSTRUCTION
     103,000    Elevadores Atlas S.A............................................................................     1,635,368
                                                                                                                  ------------
                ENERGY
   3,900,000    Petroleo Brasileiro S.A. (Pref.)................................................................     1,096,121
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES
   1,000,000    Brazilian Smaller Co. Investment Trust PLC......................................................  $  1,299,700
                                                                                                                  ------------
                RETAIL
      80,000    Makro Atacadista S.A. (GDS).....................................................................     1,058,400
      10,000    Makro Atacadista S.A. (ADR) - 144A**............................................................       132,300
                                                                                                                  ------------
                TELECOMMUNICATIONS
      24,705    Telecomunicacoes Brasileiras S.A. (ADR).........................................................     3,180,769
                                                                                                                  ------------
                UTILITIES - ELECTRIC
     120,000    Centrais Electricas Brasileiras S.A. (Class B) (ADR)............................................     3,175,200
                                                                                                                  ------------

                TOTAL BRAZIL....................................................................................    11,577,858
                                                                                                                  ------------

                CANADA (0.6%)
                BANKING
      13,000    Royal Bank of Canada............................................................................       639,221
                                                                                                                  ------------
                INDUSTRIALS
      22,000    Canadian Pacific, Ltd...........................................................................       652,400
                                                                                                                  ------------
                MANUFACTURING
      27,000    Bombardier, Inc. (Class B)......................................................................       547,469
                                                                                                                  ------------
                OIL - EXPLORATION & PRODUCTION
      60,000    Poco Petroleums Ltd.*...........................................................................       590,919
                                                                                                                  ------------

                TOTAL CANADA....................................................................................     2,430,009
                                                                                                                  ------------

                CHILE (0.6%)
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
      50,000    Compania Cervecerias Unidas S.A. (ADR)..........................................................     1,425,000
                                                                                                                  ------------
                UTILITIES - ELECTRIC
      21,500    Enersis S.A. (ADR)..............................................................................       796,844
                                                                                                                  ------------

                TOTAL CHILE.....................................................................................     2,221,844
                                                                                                                  ------------

                COLOMBIA (0.3%)
                FINANCIAL SERVICES
       3,465    Corporacion Financiera Valle (GDR)..............................................................        10,828
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                RETAIL
      31,200    Gran Cadena Almacenes (ADR) (B Shares)..........................................................  $    312,000
      89,520    Gran Cadena Almacenes (Class B) (Pref.) (ADR) - 144A**..........................................       939,960
                                                                                                                  ------------
                                                                                                                     1,251,960
                                                                                                                  ------------
                TOTAL COLOMBIA..................................................................................     1,262,788
                                                                                                                  ------------
                DENMARK (1.5%)
                BUSINESS & PUBLIC SERVICES
      20,200    Kobenhavns Lufthavne AS.........................................................................     2,363,541
                                                                                                                  ------------
                HEALTHCARE
       8,010    William Demant Holding..........................................................................       358,176
                                                                                                                  ------------
                PHARMACEUTICALS
      29,000    Novo-Nordisk AS (Series B)......................................................................     3,250,559
                                                                                                                  ------------
                TOTAL DENMARK...................................................................................     5,972,276
                                                                                                                  ------------
                FINLAND (0.6%)
                PAPER PRODUCTS
      90,000    UPM-Kymmene Oy..................................................................................     2,510,913
                                                                                                                  ------------

                FRANCE (5.1%)
                AUTOMOTIVE
      25,300    Compagnie Generale des Etablissements Michelin (B Shares).......................................     1,440,828
                                                                                                                  ------------
                BANKING
      33,300    Banque Nationale de Paris.......................................................................     1,682,023
                                                                                                                  ------------
                BUILDING MATERIALS
       2,000    Imetal S.A......................................................................................       258,217
                                                                                                                  ------------
                CONSUMER PRODUCTS
      14,500    Societe BIC S.A.................................................................................     1,075,708
                                                                                                                  ------------
                ELECTRICAL EQUIPMENT
      12,000    Alcatel Alsthom.................................................................................     1,600,000
                                                                                                                  ------------
                ELECTRONICS - SEMICONDUCTORS
      13,640    SGS-Thomson Microelectronics N.V.*..............................................................     1,288,510
                                                                                                                  ------------
                ENERGY
      11,750    Elf Aquitaine S.A...............................................................................     1,572,624
      11,150    Total S.A. (B Shares)...........................................................................     1,279,400
                                                                                                                  ------------
                                                                                                                     2,852,024
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL SERVICES
       9,600    Cetelem.........................................................................................  $  1,096,679
                                                                                                                  ------------
                INSURANCE
      41,000    AXA-UAP.........................................................................................     2,757,583
                                                                                                                  ------------
                LEISURE
      11,300    Accor S.A.......................................................................................     2,092,911
      10,960    Canal Plus......................................................................................     1,952,149
                                                                                                                  ------------
                                                                                                                     4,045,060
                                                                                                                  ------------
                PHARMACEUTICALS
       9,680    Genset (ADR)*...................................................................................       203,280
                                                                                                                  ------------
                RETAIL
       1,770    Grand Optical-Photoservice......................................................................       323,042
          27    Guilbert S.A....................................................................................         3,741
                                                                                                                  ------------
                                                                                                                       326,783
                                                                                                                  ------------
                STEEL & IRON
      80,250    Usinor Sacilor..................................................................................     1,626,020
                                                                                                                  ------------
                TECHNOLOGY RELATED
         550    Altran Technologies S.A.........................................................................       149,734
                                                                                                                  ------------
                TEXTILES
       1,873    Deveaux S.A.....................................................................................       202,889
                                                                                                                  ------------

                TOTAL FRANCE....................................................................................    20,605,338
                                                                                                                  ------------

                GERMANY (2.2%)
                APPAREL
         260    Hugo Boss AG (Pref).............................................................................       360,066
                                                                                                                  ------------
                AUTOMOBILES
       2,750    Bayerische Motoren Werke (BMW) AG...............................................................     2,348,246
                                                                                                                  ------------
                CHEMICALS
      37,746    BASF AG.........................................................................................     1,366,817
      23,625    Hoechst AG......................................................................................     1,051,252
      11,000    SGL Carbon AG...................................................................................     1,620,126
                                                                                                                  ------------
                                                                                                                     4,038,195
                                                                                                                  ------------
                INSURANCE
       1,452    Marschollek, Lautenschlaeger und Partner AG (Pref.).............................................       351,071
                                                                                                                  ------------
                RETAIL
       1,043    CeWe Color Holdings AG..........................................................................       254,549
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - ELECTRIC
      28,000    Veba AG.........................................................................................  $  1,640,842
                                                                                                                  ------------
                TOTAL GERMANY...................................................................................     8,992,969
                                                                                                                  ------------
                HONG KONG (5.7%)
                BANKING
     135,000    Dao Heng Bank Group Ltd.........................................................................       608,918
     185,100    Hang Seng Bank Ltd..............................................................................     2,278,614
      96,800    Wing Hang Bank Ltd..............................................................................       422,855
                                                                                                                  ------------
                                                                                                                     3,310,387
                                                                                                                  ------------
                CONGLOMERATES
     530,000    Hutchison Whampoa Ltd...........................................................................     5,222,940
      80,000    Jardine Matheson Holdings Ltd...................................................................       648,000
     271,000    Wharf (Holdings) Ltd............................................................................       998,191
                                                                                                                  ------------
                                                                                                                     6,869,131
                                                                                                                  ------------
                ELECTRONIC COMPONENTS
     500,000    Elec & Eltek International Holdings Ltd.........................................................       214,863
     300,000    Gold Peak Industries (Holdings) Ltd.............................................................       195,800
                                                                                                                  ------------
                                                                                                                       410,663
                                                                                                                  ------------
                MACHINERY
     766,000    Chen Hsong Holdings.............................................................................       445,493
                                                                                                                  ------------
                MANUFACTURING
      97,000    Shanghai Industrial Holdings Ltd................................................................       602,998
                                                                                                                  ------------
                REAL ESTATE
     390,000    Cheung Kong (Holdings) Ltd......................................................................     4,385,137
     378,686    HKR International Ltd...........................................................................       447,816
     436,000    Hong Kong Land Holdings Ltd.....................................................................     1,482,400
     259,000    New World Development Co., Ltd..................................................................     1,566,552
                                                                                                                  ------------
                                                                                                                     7,881,905
                                                                                                                  ------------
                TELECOMMUNICATIONS
     536,400    Hong Kong Telecommunications Ltd................................................................     1,213,182
                                                                                                                  ------------
                TRANSPORTATION
     539,000    Cathay Pacific Airways, Ltd.....................................................................       755,819
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                UTILITIES
     226,000    China Light & Power Co., Ltd....................................................................  $  1,244,278
                                                                                                                  ------------

                TOTAL HONG KONG.................................................................................    22,733,856
                                                                                                                  ------------

                INDIA (0.4%)
                AUTOMOBILES
      30,500    Mahindra & Mahindra Ltd. (GDR)*.................................................................       344,650
                                                                                                                  ------------
                BANKS
      21,200    State Bank of India (GDR).......................................................................       487,600
                                                                                                                  ------------
                METALS & MINING
      22,000    Hindalco Industries Ltd. (GDR)*.................................................................       742,500
                                                                                                                  ------------

                TOTAL INDIA.....................................................................................     1,574,750
                                                                                                                  ------------

                INDONESIA (0.2%)
                BANKS
     500,000    PT Bank Negara..................................................................................       138,037
                                                                                                                  ------------
                CONGLOMERATES
     320,000    PT Bimantara Citra..............................................................................       328,834
                                                                                                                  ------------
                MEDICAL PRODUCTS & SUPPLIES
     278,000    PT Kalbe Farma*.................................................................................       211,058
                                                                                                                  ------------

                TOTAL INDONESIA.................................................................................       677,929
                                                                                                                  ------------

                ITALY (1.6%)
                APPLIANCES & HOUSEHOLD DURABLES
      19,375    Industrie Natuzzi SpA (ADR).....................................................................       458,945
                                                                                                                  ------------
                ELECTRICAL EQUIPMENT
      32,945    Gewiss SpA......................................................................................       638,120
                                                                                                                  ------------
                ELECTRONICS
      17,047    Saes Getters Di Risp............................................................................       210,885
      12,791    Saes Getters SpA................................................................................       242,181
                                                                                                                  ------------
                                                                                                                       453,066
                                                                                                                  ------------
                ENERGY
     148,000    Ente Nazionale Idrocarburi SpA..................................................................       934,348
                                                                                                                  ------------
                TELECOMMUNICATIONS
     260,000    Seat SpA*.......................................................................................        97,549
     546,000    Telecom Italia Mobile SpA.......................................................................     2,172,203

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
     260,000    Telecom Italia SpA*.............................................................................  $  1,736,555
                                                                                                                  ------------
                                                                                                                     4,006,307
                                                                                                                  ------------

                TOTAL ITALY.....................................................................................     6,490,786
                                                                                                                  ------------

                JAPAN (18.2%)
                APPAREL
       6,000    World Co., Ltd..................................................................................       235,060
                                                                                                                  ------------
                AUTO TRUCKS & PARTS
       6,000    Yasunaga Corp.*.................................................................................        59,761
                                                                                                                  ------------
                AUTOMOBILES
     433,000    Mitsubishi Motors Corp..........................................................................     2,228,254
     150,000    Suzuki Motor Co., Ltd...........................................................................     1,444,223
                                                                                                                  ------------
                                                                                                                     3,672,477
                                                                                                                  ------------
                BANKING
     133,000    Bank of Tokyo-Mitsubishi Ltd....................................................................     2,539,011
     161,000    Sumitomo Trust & Banking........................................................................     1,603,586
                                                                                                                  ------------
                                                                                                                     4,142,597
                                                                                                                  ------------
                BUILDING & CONSTRUCTION
      10,000    Kaneshita Construction..........................................................................        63,081
     322,000    Sekisui House Ltd...............................................................................     3,073,539
                                                                                                                  ------------
                                                                                                                     3,136,620
                                                                                                                  ------------
                BUILDING MATERIALS
      10,000    Nichiha Corp....................................................................................       127,822
                                                                                                                  ------------
                BUSINESS & PUBLIC SERVICES
       3,000    Nichii Gakkan Co................................................................................       128,486
      51,000    Secom Co........................................................................................     3,449,950
                                                                                                                  ------------
                                                                                                                     3,578,436
                                                                                                                  ------------
                CHEMICALS
     600,000    Asahi Chemical Industrial Co., Ltd..............................................................     3,032,869
     323,000    Nippon Shokubai K.K. Co.........................................................................     1,991,941
      30,000    Sumitomo Bakelite Co., Ltd......................................................................       213,147
                                                                                                                  ------------
                                                                                                                     5,237,957
                                                                                                                  ------------
                COMPUTER SOFTWARE
      12,000    Ines Corp.......................................................................................       189,243
       8,000    Meitec..........................................................................................       256,972
                                                                                                                  ------------
                                                                                                                       446,215
                                                                                                                  ------------
                CONGLOMERATES
     554,000    Mitsui & Co.....................................................................................     4,363,762
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                ELECTRICAL EQUIPMENT
      96,000    Canon, Inc......................................................................................  $  2,812,749
      40,000    Kyocera Corp....................................................................................     2,619,522
      30,700    Mabuchi Motor Co................................................................................     1,745,476
     150,000    Matsushita Electric Industrial Co., Ltd.........................................................     2,714,143
       9,000    Mitsui High-Tec.................................................................................       221,863
       7,000    Mitsumi Electric Co., Ltd.......................................................................       148,157
   Y   5,000K   Nippon Densan Corp. 1.00% 09/30/03 (Conv.)......................................................        51,336
      11,000    Nitto Electric Works............................................................................       146,082
      28,000    Rohm Co., Ltd...................................................................................     3,300,133
                                                                                                                  ------------
                                                                                                                    13,759,461
                                                                                                                  ------------
                ELECTRONIC COMPONENTS
       3,000    Nidec Corp......................................................................................       116,036
                                                                                                                  ------------
                ELECTRONICS
      10,000    Aiwa Co., Ltd...................................................................................       215,803
      46,000    Sony Corp.......................................................................................     4,352,590
                                                                                                                  ------------
                                                                                                                     4,568,393
                                                                                                                  ------------
                ELECTRONICS - SEMICONDUCTORS/COMPONENTS
      20,000    Dainippon Screen Mfg Co., Ltd...................................................................       177,623
       4,500    Shinko Electric Industries Co. Ltd..............................................................       199,079
      12,000    Taiyo Yuden Co., Ltd............................................................................       134,462
      10,000    Toshiba Ceramics Co., Ltd.......................................................................        99,602
                                                                                                                  ------------
                                                                                                                       610,766
                                                                                                                  ------------
                ENGINEERING & CONSTRUCTION
     119,000    Kajima Corp.....................................................................................       524,477
                                                                                                                  ------------
                FINANCIAL SERVICES
     405,000    New Japan Securities Co., Ltd.*.................................................................       490,787
      66,000    Nomura Securities Co., Ltd......................................................................       860,060
                                                                                                                  ------------
                                                                                                                     1,350,847
                                                                                                                  ------------
                HAND TOOLS
       4,000    Disco Corp.*....................................................................................       129,482
                                                                                                                  ------------
                HEALTH & PERSONAL CARE
       8,000    Aderans Co., Ltd................................................................................       213,811
      15,000    Terumo Corp.....................................................................................       278,884
                                                                                                                  ------------
                                                                                                                       492,695
                                                                                                                  ------------
                INSURANCE
     312,000    Tokio Marine & Fire Insurance Co................................................................     3,754,980
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                LEISURE
       3,000    H.I.S. Co., Ltd.................................................................................  $    105,329
                                                                                                                  ------------
                MACHINE TOOLS
       6,600    Nitto Kohki Co., Ltd............................................................................       123,257
                                                                                                                  ------------
                MACHINERY
     273,000    Asahi Diamond Industries Co., Ltd...............................................................     1,706,250
       5,000    Fuji Machine Manufacturing Co., Ltd.............................................................       181,773
     225,000    Minebea Co., Ltd................................................................................     2,502,490
     439,000    Mitsubishi Heavy Industries, Ltd................................................................     2,408,524
      30,000    OSG Corp........................................................................................       176,046
                                                                                                                  ------------
                                                                                                                     6,975,083
                                                                                                                  ------------
                METALS
      11,000    Misumi Corp.....................................................................................       203,602
      10,000    Sumitomo Sitix Corp.............................................................................       193,393
       9,000    Sumitomo Special Metals.........................................................................       156,873
                                                                                                                  ------------
                                                                                                                       553,868
                                                                                                                  ------------
                OFFICE EQUIPMENT
       2,900    Riso Kagaku.....................................................................................       162,475
                                                                                                                  ------------
                REAL ESTATE
      10,700    Chubu Sekiwa Real Estate, Ltd...................................................................        90,588
         400    Japan Industrial Land Development...............................................................         1,892
                                                                                                                  ------------
                                                                                                                        92,480
                                                                                                                  ------------
                RETAIL
       4,000    Circle K Japan Co., Ltd.........................................................................       183,267
      32,200    Family Mart Co., Ltd............................................................................     1,411,155
       5,300    Ministop Co., Ltd...............................................................................       143,410
       3,000    Otsuka Kagu Ltd.*...............................................................................       214,392
       8,000    Shimachu Co., Ltd...............................................................................       171,979
       5,000    Shimamura Co. Ltd...............................................................................       145,252
                                                                                                                  ------------
                                                                                                                     2,269,455
                                                                                                                  ------------
                STEEL & IRON
   1,500,000    NKK Corp........................................................................................     2,016,932
      20,000    Yamato Kogyo Co., Ltd...........................................................................       177,623
                                                                                                                  ------------
                                                                                                                     2,194,555
                                                                                                                  ------------
                TELECOMMUNICATIONS
         446    DDI Corp........................................................................................     2,243,327
         363    Nippon Telegraph & Telephone Corp...............................................................     3,344,373
                                                                                                                  ------------
                                                                                                                     5,587,700
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                TEXTILES
     192,000    Kuraray Co., Ltd................................................................................  $  1,689,243
      70,000    Nitto Boseki Co., Ltd...........................................................................       203,353
                                                                                                                  ------------
                                                                                                                     1,892,596
                                                                                                                  ------------
                TRANSPORTATION
     369,000    Nippon Yusen Kabushiki Kaish....................................................................     1,240,413
     100,000    Yamato Transport Co., Ltd.......................................................................     1,228,420
                                                                                                                  ------------
                                                                                                                     2,468,833
                                                                                                                  ------------
                WHOLESALE DISTRIBUTOR
       3,900    Fujimi, Inc.....................................................................................       232,420
                                                                                                                  ------------

                TOTAL JAPAN.....................................................................................    72,965,895
                                                                                                                  ------------

                MALAYSIA (0.7%)
                AGRICULTURE
     218,000    IOI Corporated Berhad...........................................................................       220,487
                                                                                                                  ------------
                AUTO PARTS
      74,000    MBM Resources Berhad............................................................................        67,086
                                                                                                                  ------------
                AUTOMOBILES
      50,000    Perusahaan Otomobil Nasional Berhad.............................................................       139,531
      60,000    UMW Holdings Berhad.............................................................................       120,259
                                                                                                                  ------------
                                                                                                                       259,790
                                                                                                                  ------------
                BANKING
     124,250    Public Finance Berhad...........................................................................        88,121
                                                                                                                  ------------
                BUILDING & CONSTRUCTION
      43,000    Road Builder (M) Holdings Berhad................................................................        64,175
      73,000    United Engineers Malaysia Berhad................................................................       234,104
                                                                                                                  ------------
                                                                                                                       298,279
                                                                                                                  ------------
                ENTERTAINMENT
      91,000    Berjaya Sports Toto Berhad......................................................................       260,962
                                                                                                                  ------------
                LEISURE
     256,000    Magnum Corporation Berhad.......................................................................       224,977
                                                                                                                  ------------
                TELECOMMUNICATIONS
      75,000    Telekom Malaysia Berhad.........................................................................       227,798
                                                                                                                  ------------
                UTILITIES - ELECTRIC
     393,000    Tenaga Nasional Berhad..........................................................................     1,060,361
                                                                                                                  ------------

                TOTAL MALAYSIA..................................................................................     2,707,861
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                MEXICO (2.9%)
                CONGLOMERATES
     210,500    ALFA, S.A. de C.V. (Class A)....................................................................  $  2,000,631
                                                                                                                  ------------
                ENGINEERING & CONSTRUCTION
     274,240    Corporacion GEO S.A. de C.V. (Series B)*........................................................     1,705,833
                                                                                                                  ------------
                FINANCIAL SERVICES
   1,073,000    Grupo Financiero Bancomer S.A. de C.V. (B Shares)*..............................................       732,376
                                                                                                                  ------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
     129,000    Grupo Modelo S.A. de C.V. (Series C)............................................................     1,221,056
      54,500    PanAmerican Beverages, Inc. (Class A)...........................................................     2,128,906
      53,000    Sigma Alimentos S.A.............................................................................       866,839
                                                                                                                  ------------
                                                                                                                     4,216,801
                                                                                                                  ------------
                RETAIL
   1,060,608    Nacional de Drogas S.A. de C.V. (Series L)......................................................     1,188,318
                                                                                                                  ------------
                TELECOMMUNICATIONS
      38,300    Telefonos de Mexico S.A. de C.V. (Series L) (ADR) (Mexico)......................................     1,982,025
                                                                                                                  ------------

                TOTAL MEXICO....................................................................................    11,825,984
                                                                                                                  ------------
                NETHERLANDS (4.7%)
                APPLIANCES & HOUSEHOLD DURABLES
       1,014    Koninklijke Ahrend Groep NV.....................................................................        34,999
                                                                                                                  ------------
                BANKING
      54,158    ING Groep NV....................................................................................     2,494,226
                                                                                                                  ------------
                CHEMICALS
      11,900    Akzo Nobel......................................................................................     2,039,298
                                                                                                                  ------------
                COMPUTER SOFTWARE
       6,342    Baan Co., NV*...................................................................................       458,570
                                                                                                                  ------------
                ELECTRICAL EQUIPMENT
      30,000    Philips Electronics NV..........................................................................     2,545,601
                                                                                                                  ------------
                ELECTRONIC COMPONENTS
       4,692    ASM Lithography Holding NV*.....................................................................       473,077
                                                                                                                  ------------
                INSURANCE
      23,387    Aegon NV........................................................................................     1,878,407
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                MANUFACTURING
      14,887    Aalberts Industries NV..........................................................................  $    450,076
                                                                                                                  ------------
                MEDIA
      40,000    PolyGram NV.....................................................................................     2,323,894
      60,000    Ver Ned Utigev Ver Bezit NV.....................................................................     1,396,755
      10,364    Wolters Kluwer NV...............................................................................     1,401,641
                                                                                                                  ------------
                                                                                                                     5,122,290
                                                                                                                  ------------
                MERCHANDISING
      36,517    Koninklijke Ahold NV............................................................................       989,930
                                                                                                                  ------------
                RETAIL
       6,975    Gucci Group NV..................................................................................       323,340
                                                                                                                  ------------
                STEEL
      28,400    Koninklijke Hoogovens NV........................................................................     1,844,583
                                                                                                                  ------------

                TOTAL NETHERLANDS...............................................................................    18,654,397
                                                                                                                  ------------

                NORWAY (0.1%)
                MACHINERY
      10,615    Tomra Systems AS................................................................................       245,446
                                                                                                                  ------------

                PERU (0.3%)
                BANKS - COMMERCIAL
      43,900    Banco Wiese Ltd.................................................................................       301,813
                                                                                                                  ------------
                FOOD SERVICES
     357,687    Consorcio Alimentos Fabril Pacifico*............................................................       474,662
                                                                                                                  ------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
     593,013    Cerveceria Backus & Johnston S.A. (T Shares)....................................................       582,924
                                                                                                                  ------------

                TOTAL PERU......................................................................................     1,359,399
                                                                                                                  ------------

                PHILIPPINES (0.0%)
                BANKING
         129    Metropolitan Bank & Trust Co....................................................................         1,160
                                                                                                                  ------------
                TRANSPORTATION
      39,600    International Container Terminal................................................................         8,221
                                                                                                                  ------------

                TOTAL PHILIPPINES...............................................................................         9,381
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                PORTUGAL (0.1%)
                MEDIA
      30,000    Journalgeste*...................................................................................  $    300,836
                                                                                                                  ------------

                SINGAPORE (1.3%)
                BANKING
     188,400    Overseas-Chinese Banking Corp., Ltd.............................................................     1,306,536
                                                                                                                  ------------
                CONGLOMERATES
     146,000    Parkway Holdings Ltd............................................................................       592,215
                                                                                                                  ------------
                ELECTRICAL EQUIPMENT
      90,000    GP Batteries International Ltd..................................................................       279,097
      82,500    Venture Manufacturing Ltd.......................................................................       350,834
                                                                                                                  ------------
                                                                                                                       629,931
                                                                                                                  ------------
                ELECTRONIC COMPONENTS
      30,000    Elec & Eltek International Co., Ltd.............................................................       264,000
                                                                                                                  ------------
                REAL ESTATE
     139,000    City Developments Ltd...........................................................................       900,294
     334,000    DBS Land Ltd....................................................................................       812,875
                                                                                                                  ------------
                                                                                                                     1,713,169
                                                                                                                  ------------
                TRANSPORTATION
      79,000    Singapore Airlines Ltd..........................................................................       584,037
                                                                                                                  ------------

                TOTAL SINGAPORE.................................................................................     5,089,888
                                                                                                                  ------------
                SOUTH AFRICA (1.0%)
                BANKS - COMMERCIAL
      81,400    Amalgamated Bank South Africa Group Ltd.*.......................................................       555,437
                                                                                                                  ------------
                CONGLOMERATES
      51,000    Rembrandt Group Ltd.............................................................................       462,540
                                                                                                                  ------------
                FOOD MANUFACTURER
     182,600    Illovo Sugar Limited*...........................................................................       333,570
                                                                                                                  ------------
                HEALTHCARE
      19,788    South African Druggists Ltd.....................................................................       129,283
                                                                                                                  ------------
                MACHINERY
      42,500    Barlow Ltd......................................................................................       486,380
                                                                                                                  ------------
                METALS & MINING
      21,500    De Beers Consolidated Mines Ltd. (Units)++......................................................       628,412
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS
      50,000    Sasol Ltd.......................................................................................  $    690,415
                                                                                                                  ------------
                RETAIL
      16,740    Ellerine Holdings Ltd...........................................................................       133,114
     312,316    New Clicks Holdings Ltd.........................................................................       405,414
                                                                                                                  ------------
                                                                                                                       538,528
                                                                                                                  ------------

                TOTAL SOUTH AFRICA..............................................................................     3,824,565
                                                                                                                  ------------

                SOUTH KOREA (0.3%)
                ELECTRICAL EQUIPMENT
       4,500    Samsung Electronics Co..........................................................................       437,022
         135    Samsung Electronics Co. (GDS) (Non-voting) - 144A**.............................................         3,256
                                                                                                                  ------------
                                                                                                                       440,278
                                                                                                                  ------------
                STEEL & IRON
       7,000    Pohang Iron & Steel Co..........................................................................       550,102
                                                                                                                  ------------
                UTILITIES - ELECTRIC
      15,000    Korea Electric Power Corp.......................................................................       333,516
                                                                                                                  ------------

                TOTAL SOUTH KOREA...............................................................................     1,323,896
                                                                                                                  ------------

                SPAIN (1.7%)
                BANKING
      50,800    Banco Bilbao Vizcaya S.A........................................................................     1,569,250
      32,000    Banco Popular Espanol S.A.......................................................................     2,065,210
                                                                                                                  ------------
                                                                                                                     3,634,460
                                                                                                                  ------------
                ELECTRIC
      52,800    Endesa S.A.*....................................................................................     1,130,541
                                                                                                                  ------------
                MACHINERY - DIVERSIFIED
       3,420    Azkoyen S.A.....................................................................................       424,885
                                                                                                                  ------------
                TELECOMMUNICATIONS
      45,000    Telefonica de Espana S.A........................................................................     1,418,824
                                                                                                                  ------------

                TOTAL SPAIN.....................................................................................     6,608,710
                                                                                                                  ------------

                SWEDEN (2.7%)
                COMMERCIAL SERVICES
      42,700    Securitas AB (Series "B" Free)..................................................................     1,017,472
                                                                                                                  ------------
                INSURANCE
      58,700    Skandia Forsakrings AB..........................................................................     2,626,970
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                MANUFACTURING
      23,610    Assa Abloy AB (Series B)........................................................................  $    617,133
                                                                                                                  ------------
                PAPER PRODUCTS
      64,100    Stora Kopparbergs Bergslags Aktiebolag (A Shares)...............................................     1,100,066
                                                                                                                  ------------
                PHARMACEUTICALS
      80,000    Astra AB (B Shares).............................................................................     1,415,182
                                                                                                                  ------------
                RETAIL
      36,800    Hennes & Mauritz AB (B Shares)..................................................................     1,610,455
                                                                                                                  ------------
                TELECOMMUNICATIONS
      49,500    Ericsson (L.M.) Telephone
                  Co. AB (Series "B" Free)......................................................................     2,381,881
                                                                                                                  ------------

                TOTAL SWEDEN....................................................................................    10,769,159
                                                                                                                  ------------

                SWITZERLAND (2.6%)
                ELECTRICAL EQUIPMENT
       1,670    ABB AG - Bearer.................................................................................     2,466,823
                                                                                                                  ------------
                FOOD SERVICES
       1,430    Selecta Group*..................................................................................       208,075
                                                                                                                  ------------
                FOODS & BEVERAGES
         875    Nestle AG.......................................................................................     1,222,502
                                                                                                                  ------------
                MACHINERY
          80    SIG Schweizerische Industrie - Gesellschaft Holding AG - Bearer.................................       233,363
                                                                                                                  ------------
                PHARMACEUTICALS
       2,253    Novartis AG.....................................................................................     3,464,720
         340    Roche Holdings AG...............................................................................     3,024,619
                                                                                                                  ------------
                                                                                                                     6,489,339
                                                                                                                  ------------

                TOTAL SWITZERLAND...............................................................................    10,620,102
                                                                                                                  ------------

                TAIWAN (0.3%)
                BUILDING MATERIALS
       9,768    Asia Cement Corp. (GDR).........................................................................       148,962
                                                                                                                  ------------
                COMPUTERS - PERIPHERAL EQUIPMENT
      13,367    Asustek Computer Inc. (GDR)*....................................................................       237,264
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                ELECTRONICS - SEMICONDUCTORS/COMPONENTS
$        125K   United Microelectronics .25% due 05/16/04 (Conv.)...............................................  $    176,875
                                                                                                                  ------------
                RETAIL
$        180K   Far Eastern Department Stores 3.00% due 07/06/01 (Conv.) - 144A**...............................       184,050
                                                                                                                  ------------
                STEEL
      12,235    China Steel Corp................................................................................       243,110
                                                                                                                  ------------
                TRANSPORTATION
$        300K   Yang Ming Marine Transportation 2.00% due 10/06/01 (Conv.) - 144A**.............................       330,750
                                                                                                                  ------------

                TOTAL TAIWAN....................................................................................     1,321,011
                                                                                                                  ------------

                THAILAND (0.1%)
                BANKING
      30,600    Thai Farmers Bank Public Co., Ltd. (Alien Market)...............................................       107,354
                                                                                                                  ------------
                MEDIA
      30,000    BEC World Public Co., Ltd.......................................................................       195,580
                                                                                                                  ------------
                OIL RELATED
      18,000    PTT Exploration & Production PCL................................................................       241,657
                                                                                                                  ------------

                TOTAL THAILAND..................................................................................       544,591
                                                                                                                  ------------

                UNITED KINGDOM (12.7%)
                AEROSPACE & DEFENSE
      43,064    British Aerospace PLC...........................................................................     1,143,045
     326,815    Rolls-Royce PLC.................................................................................     1,352,439
      58,718    Smiths Industries PLC...........................................................................       868,022
      13,632    Vickers PLC.....................................................................................        47,047
                                                                                                                  ------------
                                                                                                                     3,410,553
                                                                                                                  ------------
                APPLIANCES & HOUSEHOLD DURABLES
      55,358    MFI Furniture Group PLC.........................................................................       131,545
                                                                                                                  ------------
                AUTO PARTS
      25,661    Laird Group PLC.................................................................................       192,887
                                                                                                                  ------------
                AUTO PARTS - ORIGINAL EQUIPMENT
     226,656    BBA Group PLC...................................................................................     1,546,163
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                BANKING
     116,578    Abbey National PLC..............................................................................  $  1,799,305
      86,107    National Westminster Bank PLC...................................................................     1,303,533
                                                                                                                  ------------
                                                                                                                     3,102,838
                                                                                                                  ------------
                BUILDING & CONSTRUCTION
     184,929    Blue Circle Industries PLC......................................................................     1,201,730
                                                                                                                  ------------
                BUILDING MATERIALS
      64,418    Scapa Group.....................................................................................       245,230
                                                                                                                  ------------
                BUSINESS & PUBLIC SERVICES
      54,799    Reuters Holdings PLC............................................................................       651,082
                                                                                                                  ------------
                CHEMICALS
      71,611    Allied Colloids Group PLC.......................................................................       145,278
                                                                                                                  ------------
                COMPUTER SOFTWARE
      50,257    SEMA Group PLC..................................................................................     1,052,064
                                                                                                                  ------------
                CONGLOMERATES
     231,912    BTR PLC.........................................................................................       944,712
                                                                                                                  ------------
                CONSUMER PRODUCTS
     101,761    Vendome Luxury Group PLC (Units)++..............................................................       737,768
                                                                                                                  ------------
                DISTRIBUTION
      24,937    Cowie Group PLC.................................................................................       154,390
                                                                                                                  ------------
                ELECTRICAL EQUIPMENT
     204,502    BICC Group (The) PLC............................................................................       555,370
     207,441    General Electric Co. PLC........................................................................     1,307,781
                                                                                                                  ------------
                                                                                                                     1,863,151
                                                                                                                  ------------
                ENERGY
     331,714    Lasmo PLC.......................................................................................     1,458,507
     684,773    Shell Transport & Trading Co. PLC...............................................................     5,019,953
                                                                                                                  ------------
                                                                                                                     6,478,460
                                                                                                                  ------------
                ENTERTAINMENT
      66,535    Granada Group PLC...............................................................................       942,172
      37,432    London Clubs International PLC..................................................................       211,176
                                                                                                                  ------------
                                                                                                                     1,153,348
                                                                                                                  ------------
                FINANCIAL SERVICES
       7,632    HSBC Holdings PLC...............................................................................       271,565
                                                                                                                  ------------
                FOOD PROCESSING
     135,028    Associated British Foods PLC....................................................................     1,183,038
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
      65,555    Bass PLC........................................................................................  $    885,906
      41,847    Devro International PLC.........................................................................       262,465
     176,000    Guinness PLC....................................................................................     1,661,503
                                                                                                                  ------------
                                                                                                                     2,809,874
                                                                                                                  ------------
                FOREST PRODUCTS, PAPER & PACKING
      30,732    David S. Smith Holdings PLC.....................................................................       118,234
      59,965    De La Rue PLC...................................................................................       397,427
                                                                                                                  ------------
                                                                                                                       515,661
                                                                                                                  ------------
                HEALTH & PERSONAL CARE
     156,560    Glaxo Wellcome PLC..............................................................................     3,529,190
      95,511    Medeva PLC......................................................................................       324,226
                                                                                                                  ------------
                                                                                                                     3,853,416
                                                                                                                  ------------
                HEALTHCARE
       3,183    Amersham International PLC......................................................................       107,537
                                                                                                                  ------------
                INSURANCE
      55,779    General Accident PLC............................................................................       982,818
     153,621    Prudential Corp. PLC............................................................................     1,714,707
     206,461    Royal & Sun Alliance Insurance Group PLC........................................................     1,951,069
                                                                                                                  ------------
                                                                                                                     4,648,594
                                                                                                                  ------------
                LEISURE
     187,868    Rank Group PLC..................................................................................     1,105,427
                                                                                                                  ------------
                MACHINERY
      11,072    Spirax-Sarco Engineering PLC....................................................................       129,402
     284,098    Tomkins PLC.....................................................................................     1,584,393
                                                                                                                  ------------
                                                                                                                     1,713,795
                                                                                                                  ------------
                MANUFACTURING
      67,982    Bunzl PLC.......................................................................................       290,117
       9,100    Vosper Thornycroft Holdings PLC.................................................................       119,446
                                                                                                                  ------------
                                                                                                                       409,563
                                                                                                                  ------------
                MEDIA
       6,726    Daily Mail & General Trust (Class A)............................................................       199,512
      15,900    EMAP PLC........................................................................................       227,723
      49,901    Flextech PLC*...................................................................................       485,200
      85,100    General Cable PLC*..............................................................................       156,135
      56,086    Mirror Group PLC................................................................................       181,779
                                                                                                                  ------------
                                                                                                                     1,250,349
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                MERCHANDISING
      98,822    Next PLC........................................................................................  $  1,156,559
                                                                                                                  ------------
                NATURAL GAS
     156,157    BG PLC..........................................................................................       679,031
                                                                                                                  ------------
                PHARMACEUTICALS
     109,040    British Biotech PLC*............................................................................       280,258
                                                                                                                  ------------
                REAL ESTATE
      25,369    Bradford Properties Trust PLC...................................................................       122,514
      64,301    Pillar Property Investments PLC.................................................................       252,580
                                                                                                                  ------------
                                                                                                                       375,094
                                                                                                                  ------------
                RESTAURANTS
       9,600    Compass Group PLC...............................................................................       105,836
                                                                                                                  ------------
                RETAIL - DEPARTMENT STORES
      28,014    Kingfisher PLC..................................................................................       382,836
                                                                                                                  ------------
                TELECOMMUNICATIONS
     317,921    British Telecommunications PLC..................................................................     2,101,930
     348,192    Securicor PLC...................................................................................     1,514,073
     207,441    Vodafone Group PLC..............................................................................     1,113,290
                                                                                                                  ------------
                                                                                                                     4,729,293
                                                                                                                  ------------
                TRANSPORTATION
      18,997    Associated British Ports Holdings PLC...........................................................        88,748
      94,924    British Airways PLC.............................................................................     1,045,679
      16,349    Forth Ports PLC.................................................................................       165,176
      14,577    Stagecoach Holdings PLC.........................................................................       161,411
                                                                                                                  ------------
                                                                                                                     1,461,014
                                                                                                                  ------------
                UTILITIES - ELECTRIC
      98,822    National Power PLC..............................................................................       907,356
                                                                                                                  ------------

                TOTAL UNITED KINGDOM............................................................................    50,957,295
                                                                                                                  ------------

                UNITED STATES (24.4%)
                AEROSPACE & DEFENSE
      31,500    General Motors Corp. (Class H)..................................................................     2,088,844
      55,400    Watkins-Johnson Co..............................................................................     1,855,900
                                                                                                                  ------------
                                                                                                                     3,944,744
                                                                                                                  ------------
                AIRLINES
      52,000    Continental Airlines, Inc. (Class B)*...........................................................     2,047,500
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILES
      56,000    Chrysler Corp...................................................................................  $  2,061,500
      46,600    Ford Motor Co...................................................................................     2,108,650
                                                                                                                  ------------
                                                                                                                     4,170,150
                                                                                                                  ------------
                BANKING
      16,200    Citicorp........................................................................................     2,169,787
      37,600    First Tennessee National Corp...................................................................     2,143,200
      30,300    Washington Mutual, Inc..........................................................................     2,109,637
                                                                                                                  ------------
                                                                                                                     6,422,624
                                                                                                                  ------------
                BEVERAGES - SOFT DRINKS
      54,300    PepsiCo, Inc....................................................................................     2,202,544
                                                                                                                  ------------
                BIOTECHNOLOGY
      74,800    BioChem Pharma, Inc. (Canada)*..................................................................     2,356,200
      45,000    Centocor, Inc.*.................................................................................     2,137,500
      93,000    Chiron Corp.*...................................................................................     2,098,312
     135,000    Neurex Corp.*...................................................................................     1,991,250
                                                                                                                  ------------
                                                                                                                     8,583,262
                                                                                                                  ------------
                CHEMICALS
      49,700    Monsanto Co.....................................................................................     1,938,300
                                                                                                                  ------------
                COMMUNICATIONS - EQUIPMENT & SOFTWARE
      29,000    Cisco Systems, Inc.*............................................................................     2,118,812
                                                                                                                  ------------
                COMPUTER SOFTWARE
      54,000    Oracle Corp.*...................................................................................     1,967,625
                                                                                                                  ------------
                COMPUTERS - PERIPHERAL EQUIPMENT
      58,000    Seagate Technology, Inc.*.......................................................................     2,095,250
                                                                                                                  ------------
                COMPUTERS - SYSTEMS
      63,300    Gateway 2000, Inc.*.............................................................................     1,989,994
      39,200    Sun Microsystems, Inc.*.........................................................................     1,832,600
                                                                                                                  ------------
                                                                                                                     3,822,594
                                                                                                                  ------------
                CONGLOMERATES
      38,200    Litton Industries, Inc.*........................................................................     2,077,125
                                                                                                                  ------------
                ELECTRONICS - SEMICONDUCTORS/COMPONENTS
      21,900    Intel Corp......................................................................................     2,023,012
      50,000    Micron Technology, Inc.*........................................................................     1,734,375
                                                                                                                  ------------
                                                                                                                     3,757,387
                                                                                                                  ------------
                ENERGY
      31,000    Exxon Corp......................................................................................     1,985,938
      27,700    Mobil Corp......................................................................................     2,049,800
                                                                                                                  ------------
                                                                                                                     4,035,738
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT/GAMING
      75,000    Mirage Resorts, Inc.*...........................................................................  $  2,259,375
                                                                                                                  ------------
                FINANCIAL SERVICES
      46,000    Federal National Mortgage Assoc.................................................................     2,162,000
      29,800    Travelers Group, Inc............................................................................     2,033,850
                                                                                                                  ------------
                                                                                                                     4,195,850
                                                                                                                  ------------
                FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
      31,400    General Mills, Inc..............................................................................     2,164,638
                                                                                                                  ------------
                HEALTH MAINTENANCE ORGANIZATIONS
      85,200    Humana, Inc.*...................................................................................     2,028,825
                                                                                                                  ------------
                HEALTHCARE PRODUCTS & SERVICES
      39,000    Baxter International, Inc.......................................................................     2,037,750
                                                                                                                  ------------
                INDUSTRIALS
      31,500    General Electric Co.............................................................................     2,143,969
      29,600    Honeywell, Inc..................................................................................     1,988,750
                                                                                                                  ------------
                                                                                                                     4,132,719
                                                                                                                  ------------
                INSURANCE
      20,700    American International Group, Inc...............................................................     2,135,981
      56,000    Hartford Life, Inc. (Class A)...................................................................     2,152,500
                                                                                                                  ------------
                                                                                                                     4,288,481
                                                                                                                  ------------
                MEDICAL SERVICES
      51,000    HBO & Co........................................................................................     1,918,875
                                                                                                                  ------------
                PAPER & FOREST PRODUCTS
      36,400    Champion International Corp.....................................................................     2,218,125
                                                                                                                  ------------
                PAPER PRODUCTS
      40,800    Bowater Inc.....................................................................................     2,080,800
                                                                                                                  ------------
                PHARMACEUTICALS
      27,500    American Home Products Corp.....................................................................     2,007,500
      36,200    Johnson & Johnson...............................................................................     2,086,025
                                                                                                                  ------------
                                                                                                                     4,093,525
                                                                                                                  ------------
                RETAIL - DEPARTMENT STORES
     143,000    Kmart Corp.*....................................................................................     2,002,000
                                                                                                                  ------------
                RETAIL - SPECIALTY
      65,500    Bed Bath & Beyond, Inc.*........................................................................     2,292,500
      40,800    Home Depot, Inc.................................................................................     2,126,700
                                                                                                                  ------------
                                                                                                                     4,419,200
                                                                                                                  ------------

SHARES/PRINCIPAL
   AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------

                RETAIL - SPECIALTY APPAREL
      82,600    Limited (THE), Inc..............................................................................  $  2,018,538
                                                                                                                  ------------
                SAVINGS & LOAN ASSOCIATIONS
      24,000    Golden West Financial Corp......................................................................     2,154,000
                                                                                                                  ------------
                STEEL
      34,300    Nucor Corp......................................................................................     1,807,181
                                                                                                                  ------------
                TELECOMMUNICATIONS
      52,000    Globalstar
                  Telecommunications Ltd.*......................................................................     2,704,000
                                                                                                                  ------------
                TOBACCO
      49,000    Philip Morris Companies, Inc....................................................................     2,036,563
                                                                                                                  ------------

                TOTAL UNITED STATES.............................................................................    97,744,100
                                                                                                                  ------------

                VENEZUELA (0.1%)
                TELECOMMUNICATIONS
      13,000    Compania Anonima Nacional Telefonos de Venezuela (Class D) (ADR)................................       594,750
                                                                                                                  ------------

                TOTAL COMMON AND PREFERRED STOCKS, RIGHTS, AND BONDS
                (IDENTIFIED COST $344,551,606)..................................................................   390,584,338
                                                                                                                  ------------

  CURRENCY
  AMOUNT IN
  THOUSANDS
-------------
                PURCHASED PUT OPTIONS ON FOREIGN CURRENCY (0.3%)
  Y2,339,564    February 10, 1998/Yen 115.82....................................................................       805,980
  Y2,896,800    February 10, 1998/Yen 120.72....................................................................       482,400
                                                                                                                  ------------

                TOTAL PURCHASED PUT OPTIONS ON FOREIGN CURRENCY
                (IDENTIFIED COST $1,023,940)....................................................................     1,288,380
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

         PRINCIPAL
           AMOUNT
        IN THOUSANDS                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
                              SHORT-TERM INVESTMENT (a) (2.2%)
                              U.S. GOVERNMENT AGENCY
$                     9,000   Federal Home Loan Mortgage Corp. 6.05% due 10/01/97
                                (AMORTIZED COST $9,000,000)...............................  $          9,000,000
                                                                                            --------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $354,575,546)............................................................   99.9 %   400,872,718

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.1         293,098
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 401,165,816
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Shares.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $74,796,965 and the aggregate gross unrealized depreciation is $28,499,793, resulting in net unrealized appreciation of $46,297,172.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT SEPTEMBER 30, 1997:

CONTRACTS
   TO              IN          DELIVERY   UNREALIZED
 DELIVER      EXCHANGE FOR       DATE     APPRECIATION
---------------------------------------------------
$665,436       FRF 3,945,168   10/01/97     1,$259
                                          ---------
                                          ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------
Aerospace & Defense...............................................................  $  7,355,296           1.8%
Agriculture.......................................................................       220,487           0.1
Airlines..........................................................................     2,047,500           0.5
Apparel...........................................................................       595,126           0.1
Appliances & Household Durables...................................................       625,489           0.2
Auto Parts........................................................................       259,973           0.1
Auto Parts - Original Equipment...................................................     1,546,163           0.4
Auto Trucks & Parts...............................................................        59,761           0.0
Automobiles.......................................................................    10,795,313           2.7
Automotive........................................................................     1,440,828           0.4
Banking...........................................................................    27,815,326           6.9
Banks.............................................................................       625,637           0.2
Banks - Commercial................................................................     1,295,869           0.3
Beverages - Soft Drinks...........................................................     2,202,544           0.5
Biotechnology.....................................................................     8,583,263           2.1
Building & Construction...........................................................     6,271,997           1.6
Building Materials................................................................       780,231           0.2
Business & Public Services........................................................     6,593,060           1.6
Chemicals.........................................................................    13,399,026           3.3
Commercial Services...............................................................     1,017,472           0.3
Communications - Equipment & Software.............................................     2,118,813           0.5
Computer Software.................................................................     3,924,473           1.0
Computers - Peripheral Equipment..................................................     2,332,514           0.6
Computers - Systems...............................................................     3,822,594           1.0
Conglomerates.....................................................................    17,638,950           4.4
Consumer Products.................................................................     2,054,585           0.5
Currency Options..................................................................     1,288,380           0.3
Distribution......................................................................       154,390           0.0
Electric..........................................................................     1,130,541           0.3
Electrical Equipment..............................................................    23,943,367           5.9
Electronic Components.............................................................     1,263,776           0.3
Electronics.......................................................................     5,021,458           1.3
Electronics - Semiconductors......................................................     1,288,510           0.3
Electronics - Semiconductors/Components...........................................     4,545,028           1.1
Energy............................................................................    17,856,391           4.5
Engineering & Construction........................................................     2,230,310           0.6
Entertainment.....................................................................     1,414,309           0.4
Entertainment/Gaming..............................................................     2,259,375           0.6
Financial Services................................................................     7,658,145           1.9
Food Manufacturer.................................................................       333,570           0.1
Food Processing...................................................................     1,183,038           0.3
Food Services.....................................................................       682,737           0.2
Food, Beverage, Tobacco & Household Products......................................    11,199,237           2.8
Foods & Beverages.................................................................     2,130,249           0.5
Forest Products, Paper & Packing..................................................       515,661           0.1
Hand Tools........................................................................       129,482           0.0
Health & Personal Care............................................................     4,346,112           1.1
Health Maintenance Organizations..................................................     2,028,825           0.5
Healthcare........................................................................       594,996           0.1
Healthcare Products & Services....................................................     2,037,750           0.5
Industrials.......................................................................     4,785,119           1.2
Insurance.........................................................................    20,306,087           5.1

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------
Investment Companies..............................................................  $  1,299,700           0.3%
Leisure...........................................................................     5,480,792           1.4
Machine Tools.....................................................................       123,257           0.0
Machinery.........................................................................    10,099,560           2.5
Machinery - Diversified...........................................................       424,885           0.1
Manufacturing.....................................................................     2,627,239           0.7
Media.............................................................................     6,869,055           1.7
Medical Products & Supplies.......................................................       211,058           0.1
Medical Services..................................................................     1,918,875           0.5
Merchandising.....................................................................     2,146,489           0.5
Metals............................................................................       553,868           0.1
Metals & Mining...................................................................     1,823,910           0.5
Natural Gas.......................................................................       679,031           0.2
Office Equipment..................................................................       162,475           0.0
Oil & Gas.........................................................................       690,415           0.2
Oil - Exploration & Production....................................................       590,919           0.1
Oil Related.......................................................................       241,657           0.1
Paper & Forest Products...........................................................     2,218,125           0.6
Paper Products....................................................................     5,691,779           1.4
Pharmaceuticals...................................................................    15,732,143           3.9
Real Estate.......................................................................    10,062,651           2.5
Restaurants.......................................................................       105,836           0.0
Retail............................................................................     9,138,139           2.3
Retail - Department Stores........................................................     2,384,836           0.6
Retail - Specialty................................................................     4,419,200           1.1
Retail - Specialty Apparel........................................................     2,018,538           0.5
Savings & Loan Associations.......................................................     2,154,000           0.5
Steel.............................................................................     3,894,874           1.0
Steel & Iron......................................................................     4,370,677           1.1
Technology Related................................................................       149,734           0.0
Telecommunications................................................................    28,708,329           7.1
Textiles..........................................................................     2,095,485           0.5
Tobacco...........................................................................     2,036,563           0.5
Transportation....................................................................     5,608,674           1.4
U.S. Government Agency............................................................     9,000,000           2.2
Utilities.........................................................................     1,244,278           0.3
Utilities - Electric..............................................................     7,914,119           2.0
Wholesale Distributor.............................................................       232,420           0.1
                                                                                    ------------         ---
                                                                                    $400,872,718          99.9%
                                                                                    ------------         ---
                                                                                    ------------         ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $387,078,357          96.5%
Convertible Bonds.................................................................       743,011           0.2
Preferred Stocks..................................................................     2,747,218           0.7
Purchased Options Outstanding.....................................................     1,288,380           0.3
Rights............................................................................        15,752           0.0
Short-Term Investment.............................................................     9,000,000           2.2
                                                                                    ------------         ---
                                                                                    $400,872,718          99.9%
                                                                                    ------------         ---
                                                                                    ------------         ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $354,575,546)..............................................................  $400,872,718
Receivable for:
    Investments sold..........................................................................     1,124,587
    Dividends.................................................................................       864,756
    Shares of beneficial interest sold........................................................       283,909
    Foreign withholding taxes reclaimed.......................................................       282,759
Prepaid expenses and other assets.............................................................        95,445
                                                                                                ------------
     TOTAL ASSETS.............................................................................   403,524,174
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       772,424
    Investments purchased.....................................................................       645,238
    Investment management fee.................................................................       349,697
    Plan of distribution fee..................................................................       318,842
Accrued expenses and other payables...........................................................       272,157
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,358,358
                                                                                                ------------
     NET ASSETS...............................................................................  $401,165,816
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $317,636,051
Net unrealized appreciation...................................................................    46,259,573
Accumulated net investment loss...............................................................    (1,236,229)
Accumulated undistributed net realized gain...................................................    38,506,421
                                                                                                ------------
     NET ASSETS...............................................................................  $401,165,816
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $1,252,183
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        64,972
     NET ASSET VALUE PER SHARE................................................................
                                                                                                      $19.27
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)..........................................
                                                                                                      $20.34
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $365,676,148
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    19,000,353
     NET ASSET VALUE PER SHARE................................................................
                                                                                                      $19.25
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................       $51,126
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         2,655
     NET ASSET VALUE PER SHARE................................................................
                                                                                                      $19.26
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................   $34,186,359
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,772,681
     NET ASSET VALUE PER SHARE................................................................
                                                                                                      $19.29
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997* (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $528,150 foreign withholding tax)............................................  $ 4,602,275
Interest.......................................................................................      125,823
                                                                                                 -----------

     TOTAL INCOME..............................................................................    4,728,098
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    2,111,518
Plan of distribution fee (Class B shares)......................................................    2,046,569
Transfer agent fees and expenses...............................................................      380,200
Custodian fees.................................................................................      215,392
Shareholder reports and notices................................................................       59,624
Professional fees..............................................................................       54,427
Registration fees..............................................................................       28,475
Trustees' fees and expenses....................................................................        9,866
Other..........................................................................................       14,285
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    4,920,356
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................     (192,258)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
    Investments................................................................................   31,173,096
    Foreign exchange transactions..............................................................      942,273
                                                                                                 -----------

     NET GAIN..................................................................................   32,115,369
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   13,946,719
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................     (113,748)
                                                                                                 -----------

     NET APPRECIATION..........................................................................   13,832,971
                                                                                                 -----------

     NET GAIN..................................................................................   45,948,340
                                                                                                 -----------

NET INCREASE...................................................................................  $45,756,082
                                                                                                 -----------
                                                                                                 -----------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX       FOR THE YEAR
                                                                             MONTHS ENDED         ENDED
                                                                          SEPTEMBER 30, 1997  MARCH 31, 1997
------------------------------------------------------------------------------------------------------------

                                                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................................  $        (192,258 ) $   (4,146,643)
Net realized gain.......................................................         32,115,369       20,966,100
Net change in unrealized Depreciation...................................         13,832,971       (8,721,872)
                                                                          ------------------  --------------

     NET INCREASE.......................................................         45,756,082        8,097,585

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class B shares..........................................................         --              (31,533,387)

Net decrease from transactions in shares of beneficial interest.........        (63,548,440 )    (77,594,246)
                                                                          ------------------  --------------

     NET DECREASE.......................................................        (17,792,358 )   (101,030,048)

NET ASSETS:
Beginning of period.....................................................        418,958,174      519,988,222

        END OF PERIOD
        (Including net investment losses of $1,236,229 and $1,043,971,
        respectively)...................................................  $     401,165,816   $  418,958,174
                                                                          ------------------  --------------
                                                                          ------------------  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter World Wide Investment Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return on its assets primarily through long-term capital growth and to a lesser extent, from income. The Fund seeks to achieve its objective by investing in common stocks and equivalents, preferred stocks, bonds and other debt obligations of domestic and foreign companies, governments and international organizations. The Fund was organized as a Massachusetts business trust on July 7, 1983 and commenced operations on October 31, 1983. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets in excess of $500 million.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business and also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's non-U.S. investments, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders, and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $19,336,730 at September 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended September 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $339,908. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1997 aggregated $144,068,764 and $202,395,175, respectively.

For the six months ended September 30, 1997, the Fund incurred brokerage commissions of $11,225 and $4,956 with DWR and Deutsche Morgan Grenfell, respectively, for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through September 30, 1997, the Fund incurred brokerage commissions with Morgan Stanley & Co. Inc., an affiliate of the Investments Manager since May 31, 1997, of $15,289 for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,744. At September 30, 1997, the Fund had an accrued pension liability of $50,993 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                 FOR THE YEAR
                                                          MONTHS ENDED                     ENDED
                                                       SEPTEMBER 30, 1997+            MARCH 31, 1997
                                                    -------------------------    -------------------------
                                                           (UNAUDITED)
                                                      SHARES       AMOUNT          SHARES       AMOUNT
                                                    ----------  -------------    ----------  -------------
CLASS A SHARES*
  Sold............................................      66,385  $   1,223,456        --           --
  Redeemed........................................      (1,413)       (26,854)       --           --
                                                    ----------  -------------    ----------  -------------
  Net increase - Class A..........................      64,972      1,196,602        --           --
                                                    ----------  -------------    ----------  -------------
CLASS B SHARES
  Sold............................................   3,145,398     58,569,037     3,614,740  $  65,929,566
  Reinvestment of distributions...................      --           --           1,730,254     29,812,283
  Redeemed........................................  (6,372,472)  (118,527,176)   (9,610,570)  (173,336,095)
                                                    ----------  -------------    ----------  -------------
  Net decrease - Class B..........................  (3,227,074)   (59,958,139)   (4,265,576)   (77,594,246)
                                                    ----------  -------------    ----------  -------------
CLASS C SHARES*
  Sold............................................       2,663         51,380        --           --
  Redeemed........................................          (8)          (144)       --           --
                                                    ----------  -------------    ----------  -------------
  Net increase - Class C..........................       2,655         51,236        --           --
                                                    ----------  -------------    ----------  -------------
CLASS D SHARES*
  Sold............................................      94,840      1,826,735        --           --
  Redeemed........................................    (355,630)    (6,664,874)       --           --
                                                    ----------  -------------    ----------  -------------
  Net decrease - Class D..........................    (260,790)    (4,838,139)       --           --
                                                    ----------  -------------    ----------  -------------
Net decrease in Fund..............................  (3,420,237) $ (63,548,440)   (4,265,576) $ (77,594,246)
                                                    ----------  -------------    ----------  -------------
                                                    ----------  -------------    ----------  -------------

------------------------------
 + On July 28, 1997, 2,033,471 shares representing $40,059,381 were transferred to Class D.

 *  For the period July 28, 1997 (issue date) through September 30, 1997.

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $296,000 during fiscal year 1997.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997 (UNAUDITED) CONTINUED

As of March 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE
                                             SIX
                                            MONTHS
                                            ENDED
                                           SEPTEMBER
                                             30,                FOR THE YEAR ENDED MARCH 31
                                           1997*++     ----------------------------------------------
                                           (UNAUDITED)  1997      1996      1995      1994      1993
-----------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period....   $ 17.27     $18.23    $15.71    $18.20    $14.72    $14.65
                                           --------    ------    ------    ------    ------    ------

Net investment loss.....................     (0.01)     (0.18)    (0.06)    (0.02)    (0.05)     --

Net realized and unrealized gain
 (loss).................................      1.99       0.45      2.60     (1.83)     4.24      0.39
                                           --------    ------    ------    ------    ------    ------

Total from investment operations........      1.98       0.27      2.54     (1.85)     4.19      0.39
                                           --------    ------    ------    ------    ------    ------

Less dividends and distributions:
   In excess of net investment income...     --          --        --       (0.02)     --        --
   From net realized gain...............     --         (1.23)    (0.02)    (0.39)    (0.71)    (0.32)
   In excess of net realized gain.......     --          --        --       (0.23)     --        --
                                           --------    ------    ------    ------    ------    ------

Total dividends and distributions.......     --         (1.23)    (0.02)    (0.64)    (0.71)    (0.32)
                                           --------    ------    ------    ------    ------    ------

Net asset value, end of period..........   $ 19.25     $17.27    $18.23    $15.71    $18.20    $14.72
                                           --------    ------    ------    ------    ------    ------
                                           --------    ------    ------    ------    ------    ------

TOTAL INVESTMENT RETURN+................     11.34%(1)   1.61%    16.20%   (10.37)%   28.40%     2.69%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................      2.61%(2)   2.36%     2.45%     2.41%     2.40%     2.42%

Net investment income (loss)............     (0.12)%(2)  (0.84)%  (0.21)%   (0.32)%   (0.61)%    0.06%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................      $366       $419      $520      $512      $494      $218

Portfolio turnover rate.................        35%(1)     48%      126%       67%       68%      139%

Average commission rate paid............   $0.0094     $0.0116   $0.0169     --        --        --

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                           FOR THE PERIOD
                                                                           JULY 31, 1997
                                                                              THROUGH
                                                                           SEPTEMBER 30,
                                                                              1997*++
                                                                            (UNAUDITED)

--------------------------------------------------------------------------------------------

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................        $ 19.70
                                                                               ------
Net investment income.................................................           0.05
Net realized and unrealized loss......................................          (0.48)
                                                                               ------
Total from investment operations......................................          (0.43)
                                                                               ------
Net asset value, end of period........................................        $ 19.27
                                                                               ------
                                                                               ------
TOTAL INVESTMENT RETURN+..............................................          (2.18)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................           2.27%(2)
Net investment income.................................................           1.71%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $1,252
Portfolio turnover rate...............................................             35%(1)
Average commission rate paid..........................................        $0.0094

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................        $ 19.70
                                                                               ------
Net investment income.................................................           0.01
Net realized and unrealized loss......................................          (0.45)
                                                                               ------
Total from investment operations......................................          (0.44)
                                                                               ------
Net asset value, end of period........................................        $ 19.26
                                                                               ------
                                                                               ------
TOTAL INVESTMENT RETURN+..............................................          (2.28)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................           2.75%(2)
Net investment income.................................................           0.23%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................            $51
Portfolio turnover rate...............................................             35%(1)
Average commission rate paid..........................................        $0.0094

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                           FOR THE PERIOD
                                                                           JULY 31, 1997*
                                                                              THROUGH
                                                                        SEPTEMBER 30, 1997++
                                                                            (UNAUDITED)

--------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................        $ 19.70
                                                                               ------

Net investment income.................................................           0.02

Net realized and unrealized loss......................................          (0.43)
                                                                               ------

Total from investment operations......................................          (0.41)
                                                                               ------

Net asset value, end of period........................................        $ 19.29
                                                                               ------
                                                                               ------

TOTAL INVESTMENT RETURN+..............................................          (2.13)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................           1.67%(2)

Net investment income.................................................           0.75%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $34,186

Portfolio turnover rate...............................................             35%(1)

Average commission rate paid..........................................        $0.0094

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Mark A. Bavoso
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.

SUB-ADVISER
Morgan Grenfell Investment Services Limited>

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
WORLD WIDE
INVESTMENT TRUST

[PHOTO]

SEMIANNUAL REPORT
SEPTEMBER 30, 1997